Fair Value of Financial Instruments and Risk Management - Summary of Fair Values and Carrying Values of Long-Term Debt (Detail) (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value	8,925	9,057
Fair Value	10,411	9,780
$500 Million of MTN Series 19 Notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value		506
Fair Value		506
$250 Million of MTN Series 21 Notes [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value	252	256
Fair Value	252	256
Other Notes and Debentures [Member]
Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments [Line Items]
Carrying Value	8,673	8,295
Fair Value	10,159	9,018